DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2022, 2021, and 2020:

(US$ MILLIONS)	2022	2021	2020
Inventory costs	$1,144	$1,158	$1,256
Subcontractor and consultant costs	2,863	3,358	3,532
Concession construction materials and labor costs	323	235	163
Depreciation and amortization expense	892	603	585
Compensation	3,180	2,557	2,444
Other direct costs	1,064	890	873
Total	$9,466	$8,801	$8,853
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.